Redeemable Convertible Preferred Stock and Common Stock - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	68 Months Ended	92 Months Ended			0 Months Ended					0 Months Ended		0 Months Ended						0 Months Ended			0 Months Ended			0 Months Ended		0 Months Ended		1 Months Ended	6 Months Ended			6 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended			98 Months Ended	0 Months Ended	1 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended			98 Months Ended		1 Months Ended
	May 31, 2006	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2013	Jun. 30, 2014 Effective 61 days after providing notice to the Company [Member]	Dec. 31, 2013 Effective 61 days after providing notice to the Company [Member]	Feb. 12, 2014 Series C Preferred Stock Purchase Agreement [Member]	May 12, 2014 Series C Preferred Stock Purchase Agreement [Member]	Feb. 12, 2014 Series C Preferred Stock Purchase Agreement [Member]	Feb. 12, 2014 Series C Preferred Stock Purchase Agreement [Member] Investors in Series C-1 Financing [Member]
Feb. 12, 2014
Series C Preferred Stock Purchase Agreement [Member]
Investors in Series C-1 Financing [Member]
In the event that less than $3,000,000 from new investors in the Subsequent Capital Raise [Member]
														Feb. 12, 2014 Series C Preferred Stock Purchase Agreement [Member] Minimum [Member]	Feb. 12, 2014 Series C Preferred Stock Purchase Agreement [Member] Minimum [Member] Investors in Series C-1 Financing [Member]
Feb. 12, 2014
Series C Preferred Stock Purchase Agreement [Member]
Maximum [Member]
Investors in Series C-1 Financing [Member]
In the event that less than $3,000,000 from new investors in the Subsequent Capital Raise [Member]
																	Feb. 12, 2014 Series C Preferred Stock Purchase Agreement [Member] Subsequent Event [Member]	May 12, 2014 Series C Preferred Stock Purchase Agreement [Member] Subsequent Event [Member]	Feb. 12, 2014 Series C Preferred Stock Purchase Agreement [Member] Subsequent Event [Member]	Feb. 12, 2014 Series C Preferred Stock Purchase Agreement [Member] Subsequent Event [Member] Investors in Series C-1 Financing [Member]
Feb. 12, 2014
Series C Preferred Stock Purchase Agreement [Member]
Subsequent Event [Member]
Investors in Series C-1 Financing [Member]
In the event that less than $3,000,000 from new investors in the Subsequent Capital Raise [Member]
																						Jul. 07, 2014 Series C Preferred Stock Purchase Agreement [Member] Subsequent Event [Member] Minimum [Member]	Feb. 12, 2014 Series C Preferred Stock Purchase Agreement [Member] Subsequent Event [Member] Minimum [Member]	Feb. 12, 2014 Series C Preferred Stock Purchase Agreement [Member] Subsequent Event [Member] Minimum [Member] Investors in Series C-1 Financing [Member]
Feb. 12, 2014
Series C Preferred Stock Purchase Agreement [Member]
Subsequent Event [Member]
Maximum [Member]
Investors in Series C-1 Financing [Member]
In the event that less than $3,000,000 from new investors in the Subsequent Capital Raise [Member]
																										Jun. 30, 2014 Series C- 1 Convertible Preferred Stock [Member]	Dec. 31, 2013 Series C- 1 Convertible Preferred Stock [Member]	Feb. 12, 2014 Series C- 1 Convertible Preferred Stock [Member] Series C Preferred Stock Purchase Agreement [Member]	Feb. 12, 2014 Series C- 1 Convertible Preferred Stock [Member] Series C Preferred Stock Purchase Agreement [Member]	Feb. 12, 2014 Series C- 1 Convertible Preferred Stock [Member] Series C Preferred Stock Purchase Agreement [Member] Subsequent Event [Member]	Feb. 12, 2014 Series C- 1 Convertible Preferred Stock [Member] Series C Preferred Stock Purchase Agreement [Member] Subsequent Event [Member]	May 31, 2006 Common Stock [Member]	Jun. 30, 2014 Common Stock [Member]	Feb. 12, 2014 Common Stock [Member] Series C Preferred Stock Purchase Agreement [Member]	Feb. 12, 2014 Common Stock [Member] Series C Preferred Stock Purchase Agreement [Member] Subsequent Event [Member]	Jun. 30, 2014 Series C Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2013 Series C Redeemable Convertible Preferred Stock [Member]	Feb. 28, 2014 Series A Redeemable Convertible Preferred Stock [Member]	Dec. 02, 2009 Series A Redeemable Convertible Preferred Stock [Member]	Jul. 10, 2008 Series A Redeemable Convertible Preferred Stock [Member]	Jun. 30, 2014 Series A Redeemable Convertible Preferred Stock [Member]	Jul. 29, 2010 Series A Redeemable Convertible Preferred Stock [Member]	Jul. 26, 2011 Series A Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2013 Series A Redeemable Convertible Preferred Stock [Member]		Dec. 31, 2012 Series A Redeemable Convertible Preferred Stock [Member]	Jun. 30, 2014 Series A Redeemable Convertible Preferred Stock [Member]	Nov. 02, 2012 Series B Redeemable Convertible Preferred Stock [Member]	Feb. 28, 2014 Series B Redeemable Convertible Preferred Stock [Member]	Jun. 30, 2014 Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2013 Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2013 Series B Redeemable Convertible Preferred Stock [Member]		Dec. 31, 2012 Series B Redeemable Convertible Preferred Stock [Member]	Jun. 30, 2014 Series B Redeemable Convertible Preferred Stock [Member]	Nov. 02, 2012 Series B Redeemable Convertible Preferred Stock [Member]	Jan. 31, 2014 Series B Redeemable Convertible Preferred Stock [Member] Subsequent Event [Member]
Temporary Equity [Line Items]
Shares issued																												3,697,702		3,697,702		825,000	164,093						162,076	307,942		243,111	243,111					201,613			410,557
Warrants to purchase of shares of common stock																													1,848,851		1,848,851			7,395,404	7,395,404																194,281	194,281
Warrants to purchase of shares of common stock, price per share																													0.84		0.84			1.01	1.01																0.01	0.01
Proceeds from issuance of preferred stock and warrants									$ 3,100,000								$ 3,100,000
Shares issued, issuance cost																	31,345											126,345					24,600						3,573	96,979		5,360	5,360					21,893			7,007
Deemed dividend related to beneficial conversion feature of preferred stock			(2,214,911)	(691,812)		(691,812)																						2,214,911																							691,812
Financing raised through the sale and issuance of shares of common stock														3,000,000		3,000,000						3,000,000	3,750,000		3,000,000
Share price										$ 2.76	$ 4.19	$ 4.19	$ 4.19					$ 2.76	$ 4.19	$ 4.19	$ 4.19																		$ 6.17	$ 6.17		$ 6.17	$ 6.17													$ 6.82
Number of shares of common stock committed to be purchased															750,000									750,000
Redemption triggering event, failure to make certain required payments									25,000								25,000
Redemption triggering event, default on indebtedness									100,000								100,000
Redemption triggering event, judgments requiring payments									100,000								100,000
Preferred stock, conversion price																										$ 0.84	$ 0.84																	$ 6.17							$ 6.82	$ 6.82
Maximum percentage of shares of common stock issuable upon conversion of preferred stock		4.99%	4.99%	4.99%		4.99%	9.99%	9.99%
Cumulative cash dividends rate																																				8.00%	8.00%							8.00%								8.00%
Accretion of redemption value		93,764	93,764
Liquidation preference																										$ 0.84	$ 0.84																	$ 6.17							$ 6.82	$ 6.82
Exercise of Series B warrants, in shares																																																		194,281							194,281
Exercise of Series B warrant																																																		1,942							1,943
Effect of waived dividend on liquidation preference																																						(2,100,000)											(430,000)
Cumulative preferred stock dividends																																									0			2,114,818		1,521,188				0		430,944		45,596
Cumulative preferred stock dividends, per share																																									$ 0.00			$ 2.21		$ 1.59				$ 0.00		$ 0.48		$ 0.09
Dividends declared																																															$ 0								$ 0
Preferred stock, redemption price																																												$ 6.17							$ 6.82	$ 6.82
Preferred stock, aggregate liquidation value																																				3,193,764					5,899,178			8,013,996	[1]	7,420,366	5,899,178			6,078,992	6,509,866 [1]	6,509,866	[1]	3,324,518	6,078,992
Issuance of common stock			400,400		825																												400,400
Proceeds from issuance of common stock, net of issuance costs	825		325,400			825
Subscription receivable for common stock		$ 75,000	$ 75,000

[1]	The balance sheet data at December 31, 2013, has been derived from audited financial statements at that date. It does not include, however, all of the information and notes required by US generally accepted accounting principles for complete financial statements.